13F-HR

                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment     [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             WestEnd Advisors LLC
Address:          4064 Colony Road
                  Suite 130
                  Charlotte, NC  28211

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                          City     State        and Date of Signing:
Robert L. Pharr                      Charlotte NC            07/21/2010
------------------------------    -------------------     ---------------
Signature                          City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               ___

Form 13F Information Table Value Total:         839,165,568.99

List of Other Included Managers:                      NONE




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                                                             13F Holdings Report
                                                         As of Date:  6/30/2010

                                                                                          INVESTMENT
                 ISSUER         TITLE OF     CUSIP        MKT        SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
                  NAME           CLASS       NUMBER       VAL       PRINC AMT       SOLE(A) SHARED MNGRS   SOLE       SHARED    NONE

Amgen, Inc.                   COMMON STOCK  031162100  41,962,754.60     797,771.00    797,771.00   0 ALL    794,697.00   0    3074
Amylin Pharmaeceuticals Inc.  COMMON STOCK  032346108      70,988.80       3,776.00      3,776.00   0 ALL      3,776.00   0       0
Celgene Corp.                 COMMON STOCK  151020104  41,322,250.20     813,110.00    813,110.00   0 ALL    810,010.00   0    3100
Genzyme Corp.                 COMMON STOCK  372917104  45,429,808.32     894,816.00    894,816.00   0 ALL    891,386.00   0    3430
Bed Bath & Beyond             COMMON STOCK  075896100  37,151,156.52   1,001,919.00  1,001,919.00   0 ALL    998,051.00   0    3868
Best Buy Co., Inc.            COMMON STOCK  086516101  37,609,532.47   1,110,736.34  1,110,736.34   0 ALL  1,106,423.34   0    4313
Coach, Inc.                   COMMON STOCK  189754104  39,455,725.00   1,079,500.00  1,079,500.00   0 ALL  1,075,290.00   0    4210
Lowes Cos. Inc.               COMMON STOCK  548661107  37,471,654.84   1,835,046.76  1,835,046.76   0 ALL  1,827,943.76   0    7103
Nike, Inc. Class B            COMMON STOCK  654106103  41,171,117.05     609,491.00    609,491.00   0 ALL    607,119.00   0    2372
Target Corp.                  COMMON STOCK  87612E106  40,020,294.46     813,916.91    813,916.91   0 ALL    810,782.91   0    3134
Costco Wholesale Corp.        COMMON STOCK  22160K105  41,300,752.33     753,251.00    753,251.00   0 ALL    750,333.00   0    2918
Bank of America Corp.         COMMON STOCK  060505104      62,581.35       4,355.00      4,355.00   0 ALL      4,355.00   0       0
Citigroup, Inc.               COMMON STOCK  172967101      73,861.44      19,644.00     19,644.00   0 ALL     19,644.00   0       0
JPMorgan Chase & Co.          COMMON STOCK  46625h100      61,907.51       1,691.00      1,691.00   0 ALL      1,691.00   0       0
Wells Fargo & Co New          COMMON STOCK  949746101      61,286.40       2,394.00      2,394.00   0 ALL      2,394.00   0       0
Autodesk, Inc.                COMMON STOCK  052769106  39,630,869.88   1,626,883.00  1,626,883.00   0 ALL  1,620,593.00   0    6290
Cisco Systems, Inc.           COMMON STOCK  17275R102  39,857,904.35   1,870,385.00  1,870,385.00   0 ALL  1,863,154.00   0    7231
Int'l Business Machines       COMMON STOCK  459200101  42,454,893.60     343,820.00    343,820.00   0 ALL    342,475.00   0    1345
Intel Corp.                   COMMON STOCK  458140100  41,304,011.05   2,123,599.54  2,123,599.54   0 ALL  2,115,355.54   0    8244
Oracle Corp.                  COMMON STOCK  68389X105  42,337,721.31   1,972,866.79  1,972,866.79   0 ALL  1,965,217.79   0    7649
Qualcomm, Inc.                COMMON STOCK  747525103  39,959,621.03   1,216,797.23  1,216,797.23   0 ALL  1,212,086.23   0    4711
Research In Motion Ltd.       COMMON STOCK  760975102  36,375,997.74     738,449.00    738,449.00   0 ALL    735,623.00   0    2826
AT&T, Inc.                    COMMON STOCK  00206R102  41,477,413.50   1,714,651.24  1,714,651.24   0 ALL  1,707,996.24   0    6655
American Tower Corp.          COMMON STOCK  029912201  44,999,156.50   1,011,217.00  1,011,217.00   0 ALL  1,007,311.00   0    3906
Verizon Comm., Inc.           COMMON STOCK  92343v104  43,248,365.64   1,543,482.00  1,543,482.00   0 ALL  1,537,470.00   0    6012
ISHARES TR BARCLYS 1-3YR CR   COMMON STOCK  464288646   1,405,436.60      13,526.82     13,526.82   0 ALL     10,696.82   0    2830
IShares Nasdaq Biotechnology  COMMON STOCK  464287556   1,038,457.92      13,396.00     13,396.00   0 ALL     11,889.00   0    1507
International Asia
  ex-Japan ETF                COMMON STOCK  464288182   3,535,657.56      67,888.97     67,888.97   0 ALL     65,285.97   0    2603
Ishares Dow Jones US
  Technology Sector           COMMON STOCK  464287721   2,476,862.44      48,001.21     48,001.21   0 ALL     42,831.21   0    5170
Ishares Dow Jones
  US Telecom Sector           COMMON STOCK  464287713   1,113,790.96      59,688.69     59,688.69   0 ALL     53,474.69   0    6214
SPDR SERIES TRUST
  LEHMAN YLD ETF              COMMON STOCK  78464A417     425,914.35      11,258.64     11,258.64   0 ALL      8,670.64   0    2588
SPDR Tr Unit Ser 1            COMMON STOCK  78462F103     215,833.02       2,091.00      2,091.00   0 ALL      2,091.00   0       0
UltraShort Lehman
  20+ Trsy ProShares          COMMON STOCK  74347R297      69,682.72       1,964.00      1,964.00   0 ALL      1,964.00   0       0
VANGUARD INDEX FDS EXTEND
  MKT ETF                     COMMON STOCK  922908652   3,580,587.53      84,567.49     84,567.49   0 ALL     81,589.49   0    2978
Vanguard Consumer
  Discretionary ETF           COMMON STOCK  92204A108   2,189,187.64      47,140.13     47,140.13   0 ALL     42,412.13   0    4728
Vanguard Consumer Staples ETF COMMON STOCK  92204A207     360,806.46       5,645.54      5,645.54   0 ALL      5,025.54   0     620
Vanguard Intl Equity Index
  All World Ex US             COMMON STOCK  922042775   6,622,928.02     172,561.96    172,561.96   0 ALL    165,572.96   0    6989
iShares Investment Grade
  Corp Bond Fund              COMMON STOCK  464287242     937,080.30       8,639.87      8,639.87   0 ALL      6,790.87   0    1849
streetTRACKS Total Market ETF COMMON STOCK  78464A805     321,717.58       4,191.76      4,191.76   0 ALL      4,191.76   0       0
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